Share Options, Nonemployees (Detail) (USD $)	12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning	3,747,024
Number of shares, Exercised	964,092
Number of shares, Outstanding, Ending	1,579,732		3,747,024
Number of shares, Expected to vest
Number of shares, Exercisable	1,579,732
Weighted-average exercise price, Outstanding, Beginning	$ 0.87	[1]
Weighted-average exercise price, Exercised	$ 0.61
Weighted-average exercise price, Outstanding, Ending	$ 0.50		$ 0.87	[1]
Weighted-average exercise price: Expected to vest
Weighted-average exercise price: Exercisable	$ 0.50
Weighted-average remaining contractual term (years), Outstanding	6 years 4 months 13 days		7 years
Weighted-average remaining contractual term (years), Expected to vest	0 years
Weighted-average remaining contractual term (years), Exercisable	6 years 4 months 13 days
Aggregated intrinsic value, Outstanding, Ending	$ 3,389
Aggregated intrinsic value, Expected to vest
Aggregated intrinsic value, Exercisable	3,389
Non Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning	151,500
Number of shares, Exercised	23,300
Number of shares, Outstanding, Ending	128,200		151,500
Number of shares, Expected to vest
Number of shares, Exercisable	128,200
Weighted-average exercise price, Outstanding, Beginning	$ 0.62	[1]
Weighted-average exercise price, Exercised	$ 0.495
Weighted-average exercise price, Outstanding, Ending	$ 0.495		$ 0.62	[1]
Weighted-average exercise price: Expected to vest
Weighted-average exercise price: Exercisable	$ 0.495
Weighted-average remaining contractual term (years), Outstanding	4 years 6 months 18 days		5 years 6 months 18 days
Weighted-average remaining contractual term (years), Expected to vest	0 years
Weighted-average remaining contractual term (years), Exercisable	4 years 6 months 18 days
Aggregated intrinsic value, Outstanding, Beginning	25
Aggregated intrinsic value, Outstanding, Ending	275		25
Aggregated intrinsic value, Expected to vest
Aggregated intrinsic value, Exercisable	$ 275

[1]	On November 13, 2012, the Company approved and declared a cash dividend of US$0.12 per ordinary share on its outstanding shares to shareholders as of December 7, 2012 and according to the terms of the Prior and New Plan, reduced the exercise price by US$0.12 for all of the outstanding options as of December 7, 2012. The change in exercise price was incurred in the year ended September 30, 2013, and therefore was not reflected in the weighted-average exercise price as of September 30, 2012.